UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2014

1.814343.109

NJS-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.7%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 3/7/14, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.07% 3/7/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	2,500,000	2,500,000
		3,900,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.2% 3/3/14, VRDN (b)(e)	2,550,000	2,550,000
Series 1994, 0.2% 3/3/14, VRDN (b)(e)	1,200,000	1,200,000
		3,750,000
Delaware, New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Series 2008, 0.02% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.1% 3/7/14, LOC Bank of America NA, VRDN (b)(e)	3,200,000	3,200,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.06% 3/7/14, VRDN (b)(e)	8,000,000	8,000,000
Kentucky - 0.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.05% 3/7/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000,000	5,000,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.04% 3/7/14, VRDN (b)(e)	2,100,000	2,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 3/7/14, VRDN (b)	600,000	600,000
Series 2010 B1, 0.3% 3/7/14, VRDN (b)	400,000	400,000
		3,100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 3/7/14, VRDN (b)(e)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.12% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	$ 1,700,000	$ 1,700,000
Series 2008 C3, 0.14% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	1,000,000	1,000,000
		2,700,000
New Jersey - 39.6%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.04% 3/7/14, LOC Fannie Mae, VRDN (b)(e)	21,000,000	21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.03% 3/7/14, LOC Fannie Mae, VRDN (b)(e)	900,000	900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.03% 3/7/14, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,185,000	4,185,000
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.02% 3/3/14, VRDN (b)	700,000	700,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.03% 3/7/14, LOC Bank of New York, New York, VRDN (b)	43,995,000	43,995,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.05% 3/3/14, LOC Bank of America NA, VRDN (b)	5,740,000	5,740,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.04% 3/7/14, LOC Citibank NA, VRDN (b)	19,600,000	19,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.04% 3/3/14, VRDN (b)(e)	9,900,000	9,900,000
Series 2011 C, 0.04% 3/7/14, VRDN (b)(e)	35,300,000	35,300,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.06% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)	11,010,000	11,010,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.02% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	10,290,000	10,290,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.06% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 17,425,543	$ 17,425,543
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.06% 3/7/14, LOC Citibank NA, VRDN (b)(e)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.08% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Series 2006 A, 0.08% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.02% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	28,765,000	28,765,000
Participating VRDN:
Series BA D7, 0.03% 3/7/14 (Liquidity Facility Bank of America NA) (b)(f)	2,670,000	2,670,000
Series Putters 3922, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,335,000	4,335,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.03% 3/7/14 (Liquidity Facility Bank of America NA) (b)(f)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.03% 3/7/14, LOC Bank of America NA, VRDN (b)	47,330,000	47,330,000
Series 2008 C, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)	25,175,000	25,175,000
(Barnabas Health Proj.) Series 2011 B, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)	35,610,000	35,610,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (b)	6,620,000	6,620,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)	13,050,000	13,050,000
Series 2006 A4, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	1,600,000	1,600,000
Series 2006 A5, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	3,220,000	3,220,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	9,800,000	9,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	$ 7,900,000	$ 7,900,000
Series 2004, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	6,155,000	6,155,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	1,100,000	1,100,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	9,525,000	9,525,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	30,755,000	30,755,000
(Virtua Health Proj.):
Series 2004, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	10,695,000	10,695,000
Series 2009 B, 0.01% 3/3/14, LOC JPMorgan Chase Bank, VRDN (b)	12,880,000	12,880,000
Series 2009 C, 0.04% 3/3/14, LOC JPMorgan Chase Bank, VRDN (b)	22,835,000	22,835,000
Series 2009 D, 0.02% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	28,100,000	28,100,000
Series 2009 E, 0.02% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	4,000,000	4,000,000
Series 2006 A6, 0.08% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	3,150,000	3,150,000
Series 2013 B, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	19,160,000	19,160,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.05% 3/7/14, LOC Bank of America NA, VRDN (b)	37,290,000	37,290,000
Series 2008 F, 0.05% 3/7/14, LOC Bank of America NA, VRDN (b)(e)	88,425,000	88,425,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)	41,475,000	41,475,000
Series 2009 B, 0.02% 3/7/14, LOC PNC Bank NA, VRDN (b)	4,000,000	4,000,000
New Jersey Trans. Trust Fund Auth. Series 2009 D, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	99,900,000	99,900,000
Salem County Poll. Cont. Fin. Auth. Rev.:
(Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 3/7/14, VRDN (b)	1,800,000	1,800,000
Series 2012 A, 0.2% 3/7/14, VRDN (b)(e)	10,700,000	10,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev.: - continued
0.04% 3/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 18,200,000	$ 18,200,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)	23,410,000	23,410,000
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.05% 3/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	7,140,000	7,140,000
Vineland Gen. Oblig. 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	23,965,000	23,965,000
		998,560,543
Pennsylvania, New Jersey - 9.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.03% 3/7/14, LOC Bank of America NA, VRDN (b)	52,170,000	52,170,000
Series 2008 B, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (b)	21,000,000	21,000,000
Series 2010 A, 0.03% 3/7/14, LOC Royal Bank of Canada, VRDN (b)	35,500,000	35,500,000
Series 2010 B, 0.03% 3/7/14, LOC Barclays Bank PLC, VRDN (b)	108,540,000	108,540,000
Series 2010 C, 0.04% 3/7/14, LOC Bank of New York, New York, VRDN (b)	10,400,000	10,400,000
		227,610,000
New York - 0.7%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 3/7/14, LOC KeyBank NA, VRDN (b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 3/7/14, LOC RBS Citizens NA, VRDN (b)	3,600,000	3,600,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.04% 3/7/14, LOC Fannie Mae, VRDN (b)(e)	12,200,000	12,200,000
		18,800,000
New York And New Jersey - 8.0%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.08% 3/7/14 (Liquidity Facility Bank of America NA) (b)(f)	3,725,000	3,725,000
Series BA 08 1066, 0.13% 3/7/14 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,540,000	3,540,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series BA 08 1067, 0.1% 3/7/14 (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 5,815,000	$ 5,815,000
Series BA 08 1107, 0.1% 3/7/14 (Liquidity Facility Bank of America NA) (b)(e)(f)	24,260,000	24,260,000
Series BC 11 17B, 0.04% 3/7/14 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.08% 3/7/14 (Liquidity Facility Citibank NA) (b)(e)(f)	33,200,000	33,200,000
Series MS 3321, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (b)(e)(f)	4,170,000	4,170,000
Series Putters 2945, 0.08% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,670,000	1,670,000
Series Putters 3114, 0.08% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,375,000	2,375,000
Series Putters 3162, 0.08% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,605,000	22,605,000
Series Putters 3172, 0.08% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,505,000	13,505,000
Series Putters 4001 Z, 0.08% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,155,000	7,155,000
Series Putters 4129, 0.08% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,170,000	6,170,000
Series Putters 4436Z, 0.08% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,675,000	1,675,000
Series RBC O 19, 0.05% 3/7/14 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,470,000	3,470,000
Series ROC II R 11439, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (b)(f)	2,690,000	2,690,000
Series Solar 06 16, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,535,000	12,535,000
Series 1991 1, 0.11% 3/31/14, VRDN (b)(e)(g)	8,800,000	8,800,000
Series 1991 3, 0.11% 3/31/14, VRDN (b)(e)(g)	9,800,000	9,800,000
Series 1992 1, 0.08% 3/31/14, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 3, 0.11% 3/31/14, VRDN (b)(e)(g)	9,400,000	9,400,000
Series 1995 4, 0.11% 3/31/14, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 1997 2, 0.08% 3/31/14, VRDN (b)(g)	2,000,000	2,000,000
		202,320,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 3/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.24% 3/7/14, VRDN (b)	$ 6,900,000	$ 6,900,000
Series B, 0.14% 3/7/14, VRDN (b)	1,800,000	1,800,000
		8,700,000
Pennsylvania - 0.2%
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.14% 3/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,000,000	4,000,000
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.1% 3/7/14, LOC Bank of Nova Scotia, VRDN (b)	45,250,000	45,250,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 46, 0.14% 3/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	4,100,000	4,100,000
		49,350,000
South Carolina - 0.0%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.08% 3/3/14, VRDN (b)	1,000,000	1,000,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.06% 3/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.07% 3/3/14, LOC Bank of America NA, VRDN (b)	1,600,000	1,600,000
		6,600,000
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.28% 3/3/14, VRDN (b)	600,000	600,000
Series 2009 C, 0.28% 3/3/14, VRDN (b)	1,300,000	1,300,000
Series 2010 C, 0.28% 3/3/14, VRDN (b)	6,000,000	6,000,000
		9,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 3/7/14, VRDN (b)(e)	$ 1,650,000	$ 1,650,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 3/7/14, VRDN (b)	600,000	600,000
		2,250,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,580,640,543)		1,580,640,543
Other Municipal Debt - 25.6%

Florida - 0.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	3,755,000	3,755,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 4/8/14, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Proj.) Series 2001 B, 0.25% tender 3/5/14, CP mode (e)	3,500,000	3,500,000
		4,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.28% tender 4/9/14, CP mode	3,740,000	3,740,000
Series 1993 A, 0.28% tender 4/9/14, CP mode	200,000	200,000
Series 1993 B, 0.35% tender 3/27/14, CP mode	1,650,000	1,650,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.3% tender 3/5/14, CP mode (e)	400,000	400,000
		5,990,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 A1, 0.3% tender 3/5/14, CP mode (e)	3,500,000	3,500,000
Series 1990 A, 0.33% tender 4/9/14, CP mode (e)	2,600,000	2,600,000
		6,100,000
New Jersey - 20.2%
Belmar Gen. Oblig. BAN 1.25% 3/14/14	12,200,000	12,202,507
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Bergen County Gen. Oblig. Bonds Series 2013 C, 2% 12/1/14	$ 1,000,000	$ 1,013,529
Burlington County Gen. Oblig. BAN Series 2013 B, 0.75% 5/21/14	15,884,718	15,906,306
Chatham Township Gen. Oblig. BAN 1.25% 7/18/14	4,247,000	4,261,823
Chester Township Gen. Oblig. BAN 1% 2/20/15	3,530,200	3,555,955
Clark Township Gen. Oblig. BAN 1% 3/21/14	8,300,000	8,303,078
Clinton Township BAN 1.25% 1/29/15	6,144,000	6,192,843
Denville Township BAN 1.25% 10/16/14	6,000,000	6,034,896
Edgewater Gen. Oblig. BAN 1.25% 7/25/14	17,487,000	17,547,601
Englewood Gen. Oblig. BAN:
Series 2013 A, 1.25% 5/2/14	25,300,000	25,332,492
1.25% 12/18/14	2,320,000	2,333,102
Essex County Gen. Oblig. BAN Series 2013 A, 1% 9/24/14	59,800,000	60,077,498
Essex County Impt. Auth. Rev. Bonds (Rfdg. Proj.) Series 2013, 2% 12/15/14	9,600,000	9,738,800
Fair Lawn Gen. Oblig. BAN 1.25% 9/19/14	8,100,000	8,142,900
Florham Park Gen. Oblig. BAN 1.25% 10/23/14	7,600,000	7,648,010
Hoboken Gen. Oblig. BAN 1% 7/1/14	2,580,000	2,582,762
Hopatcong Borough Gen. Oblig. BAN 1.25% 8/1/14	12,400,000	12,451,302
Hopewell Township Gen. Oblig. BAN:
Series 2013 A, 1% 4/11/14	3,824,378	3,827,548
1% 4/11/14	23,928,783	23,950,786
Mahwah Township Gen. Oblig. BAN:
1.25% 8/8/14	6,750,000	6,780,092
1.25% 10/10/14	5,900,000	5,936,299
Middlesex County Gen. Oblig. BAN 1% 6/6/14	29,400,000	29,464,693
Millburn Township Gen. Oblig. BAN:
1% 6/19/14	7,295,000	7,306,586
1.25% 2/6/15	5,103,781	5,145,212
Monmouth County Impt. Auth. Rev. BAN Series 2013, 2% 12/4/14 (Monmouth County N J Guaranteed)	9,400,000	9,528,578
New Jersey Econ. Dev. Auth. Rev. Bonds (Keystone Urban Renewal Proj.) Series 1992, 0.1% tender 3/7/14, LOC BNP Paribas SA, CP mode (e)	6,950,000	6,950,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
Series 2004, 5.75% 6/15/14 (Pre-Refunded to 6/15/14 @ 100)	3,790,000	3,851,125
Series 2005 O, 5.25% 3/1/15	475,000	498,599
Series 2011 GG, 4% 9/1/14	2,000,000	2,038,592
4% 9/1/14	1,050,000	1,070,291
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Bonds 5% 9/1/14	$ 1,000,000	$ 1,024,386
New Jersey Envir. Infrastructure Trust Bonds Series 2005 A, 5% 9/1/14	930,000	952,331
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2004 B, 5.25% 12/15/14	6,405,000	6,660,849
Series 2011 A, 5% 6/15/14	2,115,000	2,144,883
5.25% 12/15/14	1,000,000	1,040,157
North Brunswick Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/5/14	28,378,500	28,508,858
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2013, 1.25% 10/1/14	25,400,000	25,555,920
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	24,500,000	24,701,920
Princeton Borough Gen. Oblig. BAN 1.25% 10/31/14	6,500,000	6,542,453
Randolph Township Gen. Oblig. BAN 1.25% 3/26/14	7,045,000	7,049,473
Robbinsville Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/4/14	14,535,676	14,597,598
Rockaway Township Gen. Oblig. BAN 1.25% 11/21/14	4,400,000	4,429,262
Rutgers State Univ. Rev. Bonds Series 2013 J:
1% 5/1/14	6,740,000	6,749,224
1% 5/1/14	3,900,000	3,905,337
Scotch Plains Township BAN 1.25% 1/16/15	4,800,000	4,842,922
South River Borough Gen. Oblig. BAN 1.25% 12/17/14	13,200,000	13,279,568
Springfield Township Gen. Oblig. BAN:
1.25% 7/24/14	7,890,000	7,919,996
1.25% 8/8/14	8,000,000	8,031,086
Summit Gen. Oblig. BAN 5% 12/31/14	9,286,400	9,661,357
Township of Bridgewater BAN 1.25% 9/11/14	4,533,019	4,555,342
Union County Gen. Oblig. Bonds Series 2012 A, 3% 3/1/14	4,060,000	4,060,000
Watchung Gen. Oblig. BAN 1.25% 2/27/15	4,800,000	4,844,709
West Milford Township Gen. Oblig. BAN 1% 4/11/14	9,382,303	9,389,016
		510,120,452
New York - 0.1%
Port Auth. of New York & New Jersey Bonds 154th Series 5% 9/1/14	1,275,000	1,305,979
New York And New Jersey - 4.5%
Port Auth. of New York & New Jersey:
Bonds 172nd Series, 3% 10/1/14 (e)	3,200,000	3,251,905
Series 2013 A:
0.12% 3/4/14, CP (e)	12,020,000	12,020,000
0.12% 3/20/14, CP (e)	16,105,000	16,105,000
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series 2013 A:
0.12% 4/3/14, CP (e)	$ 8,935,000	$ 8,935,000
Series 2013 B, 0.12% 3/4/14, CP	5,234,000	5,234,000
Series 2014 A:
0.07% 6/4/14, CP (e)	18,365,000	18,365,000
0.08% 6/9/14, CP (e)	21,105,000	21,105,000
0.08% 6/17/14, CP (e)	3,400,000	3,400,000
Series 2014 B, 0.09% 6/16/14, CP	8,928,000	8,928,000
Series A:
0.09% 5/22/14, CP (e)	2,650,000	2,650,000
0.1% 5/5/14, CP (e)	2,205,000	2,205,000
Series B, 0.08% 4/2/14, CP	6,205,500	6,205,500
0.1% 3/17/14, CP	3,700,000	3,700,000
		112,104,405
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.6% tender 3/7/14, CP mode (e)	500,000	500,000
TOTAL OTHER MUNICIPAL DEBT (Cost $644,275,836)		644,275,836
Investment Company - 11.8%
	Shares
Fidelity Municipal Cash Central Fund, 0.04% (c)(d) (Cost $297,662,000)	297,662,000	297,662,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,522,578,379)		2,522,578,379
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,021,991)
NET ASSETS - 100%		$ 2,520,556,388
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,055,000 or 2.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.13%, tender 7/31/14 (Liquidity Facility Wells Fargo Bank NA)	3/15/13	$ 3,755,000
Port Auth. of New York & New Jersey Series 1991 1, 0.11% 3/31/14, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.11% 3/31/14, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.08% 3/31/14, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.11% 3/31/14, VRDN	9/15/95	$ 9,400,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1995 4, 0.11% 3/31/14, VRDN	8/9/02	$ 10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.08% 3/31/14, VRDN	10/26/12 - 11/8/13	$ 2,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 34,402
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2014, the cost of investment securities for income tax purposes was $2,522,578,379.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

February 28, 2014

1.814103.109

SNJ-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.3%
	Principal Amount	Value
Arizona - 0.3%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	$ 1,285,000	$ 1,285,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.25% 3/7/14, VRDN (a)	950,000	950,000
Series 1999 A, 0.21% 3/7/14, VRDN (a)	200,000	200,000
		1,150,000
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 3/7/14, LOC Bank of America NA, VRDN (a)	1,540,000	1,540,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 3/7/14, VRDN (a)	500,000	500,000
Series 2010 B1, 0.3% 3/7/14, VRDN (a)	1,500,000	1,500,000
		2,000,000
New Jersey - 42.0%
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,190,000	4,190,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.03% 3/7/14, LOC Bank of New York, New York, VRDN (a)	27,705,000	27,705,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.04% 3/7/14, LOC Citibank NA, VRDN (a)	5,400,000	5,400,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.02% 3/3/14, VRDN (a)	4,700,000	4,700,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.03% 3/7/14, LOC Bank of America NA, VRDN (a)	24,925,000	24,925,000
Series 2008 C, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	12,235,000	12,235,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.03% 3/7/14, LOC PNC Bank NA, VRDN (a)	925,000	925,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,335,000	13,335,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	$ 5,100,000	$ 5,100,000
(Virtua Health Proj.):
Series 2009 B, 0.01% 3/3/14, LOC JPMorgan Chase Bank, VRDN (a)	6,580,000	6,580,000
Series 2009 D, 0.02% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
Series 2013 B, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	7,500,000	7,500,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.05% 3/7/14, LOC Bank of America NA, VRDN (a)	9,300,000	9,300,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 A, 0.04% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	16,300,000	16,300,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	18,890,000	18,890,000
Series 2009 D, 0.03% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	12,600,000	12,600,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.18% 3/7/14, VRDN (a)	2,000,000	2,000,000
		173,185,000
Pennsylvania, New Jersey - 9.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.03% 3/7/14, LOC Bank of America NA, VRDN (a)	3,300,000	3,300,000
Series 2008 B, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	8,800,000	8,800,000
Series 2010 A, 0.03% 3/7/14, LOC Royal Bank of Canada, VRDN (a)	7,100,000	7,100,000
Series 2010 B, 0.03% 3/7/14, LOC Barclays Bank PLC, VRDN (a)	16,600,000	16,600,000
Series 2010 C, 0.04% 3/7/14, LOC Bank of New York, New York, VRDN (a)	4,340,000	4,340,000
		40,140,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.2%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 3/7/14, LOC RBS Citizens NA, VRDN (a)	$ 600,000	$ 600,000
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.13% 3/7/14, LOC RBS Citizens NA, VRDN (a)	300,000	300,000
		900,000
New York And New Jersey - 9.8%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3264, 0.05% 3/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
Series Putters 1546, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,385,000	8,385,000
Series ROC II R 664, 0.04% 3/7/14 (Liquidity Facility Citibank NA) (a)(c)	4,885,000	4,885,000
Series 1992 2, 0.08% 3/31/14, VRDN (a)(d)	6,900,000	6,900,000
Series 1997 1, 0.08% 3/31/14, VRDN (a)(d)	8,900,000	8,900,000
Series 1997 2, 0.08% 3/31/14, VRDN (a)(d)	3,900,000	3,900,000
		40,620,000
North Carolina - 0.3%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.03% 3/7/14, LOC Branch Banking & Trust Co., VRDN (a)	880,000	880,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 3/7/14, LOC Cr. Industriel et Commercial, VRDN (a)	600,000	600,000
		1,480,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.24% 3/7/14, VRDN (a)	1,800,000	1,800,000
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.07% 3/3/14, LOC Bank of America NA, VRDN (a)	1,215,000	1,215,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 1.0%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(c)	$ 2,000,000	$ 2,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.28% 3/3/14, VRDN (a)	2,000,000	2,000,000
		4,000,000
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 3/7/14, VRDN (a)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $269,615,000)		269,615,000
Other Municipal Debt - 24.4%

Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.28% tender 4/9/14, CP mode	800,000	800,000
Series 1993 B, 0.35% tender 3/27/14, CP mode	1,200,000	1,200,000
		2,000,000
New Jersey - 21.3%
Belmar Gen. Oblig. BAN 1.25% 3/14/14	2,320,000	2,320,477
Burlington County Gen. Oblig.:
BAN Series 2013 B, 0.75% 5/21/14	2,700,000	2,703,669
Bonds Series 2013 A, 2% 5/15/14	1,472,000	1,477,310
Chester Township Gen. Oblig. BAN 1% 2/20/15	600,000	604,377
Clark Township Gen. Oblig. BAN 1% 3/21/14	1,700,000	1,700,630
Clinton Township BAN 1.25% 1/29/15	1,005,000	1,012,990
Denville Township BAN 1.25% 10/16/14	1,081,480	1,087,770
Edgewater Gen. Oblig. BAN 1.25% 7/25/14	3,200,000	3,211,090
Englewood Gen. Oblig. BAN Series 2013 A, 1.25% 5/2/14	4,900,684	4,906,978
Essex County Gen. Oblig. BAN Series 2013 A, 1% 9/24/14	10,780,000	10,830,024
Essex County Impt. Auth. Rev. Bonds (Rfdg. Proj.) Series 2013, 2% 12/15/14	1,700,000	1,724,579
Fair Lawn Gen. Oblig. BAN 1.25% 9/19/14	1,500,000	1,507,944
Florham Park Gen. Oblig. BAN 1.25% 10/23/14	1,334,000	1,342,427
Hoboken Gen. Oblig. BAN 1% 7/1/14	420,000	420,450
Hopatcong Borough Gen. Oblig. BAN 1.25% 8/1/14	2,271,000	2,280,396
Hopewell Township Gen. Oblig. BAN 1% 4/11/14	4,600,000	4,604,230
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Mahwah Township Gen. Oblig. BAN:
1.25% 8/8/14	$ 1,200,000	$ 1,205,350
1.25% 10/10/14	1,000,000	1,006,152
Middlesex County Gen. Oblig. BAN 1% 6/6/14	5,600,000	5,612,322
Millburn Township Gen. Oblig. BAN:
1% 6/19/14	1,300,000	1,302,065
1.25% 2/6/15	840,000	846,819
Monmouth County Impt. Auth. Rev. BAN Series 2013, 2% 12/4/14 (Monmouth County N J Guaranteed)	1,600,000	1,621,886
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
Series 2004:
5.75% 6/15/14 (Pre-Refunded to 6/15/14 @ 100)	1,000,000	1,016,216
5.75% 6/15/14 (Pre-Refunded to 6/15/14 @ 100)	2,935,000	2,982,880
Series 2005 K, 5.25% 12/15/14	3,010,000	3,129,816
New Jersey Trans. Trust Fund Auth. Bonds Series 2004 B, 5.25% 12/15/14	1,225,000	1,273,555
North Brunswick Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/5/14	5,200,000	5,223,886
Parsippany Troy Hills Township Gen. Oblig. BAN Series 2013, 1.25% 10/1/14	4,600,000	4,628,239
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	4,200,000	4,234,615
Randolph Township Gen. Oblig. BAN 1.25% 3/26/14	1,400,000	1,400,889
Robbinsville Township Gen. Oblig. BAN Series 2013 A, 1.25% 8/4/14	2,700,000	2,711,502
Rutgers State Univ. Rev. Bonds Series 2013 J, 1% 5/1/14	2,000,000	2,002,737
South River Borough Gen. Oblig. BAN 1.25% 12/17/14	2,296,000	2,309,840
Springfield Township Gen. Oblig. BAN:
1.25% 7/24/14	1,400,000	1,405,322
1.25% 8/8/14	1,500,000	1,505,829
Watchung Gen. Oblig. BAN 1.25% 2/27/15	800,000	807,451
		87,962,712
New York And New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Series 2013 B:
0.1% 3/19/14, CP	500,000	500,000
0.12% 3/4/14, CP	1,216,000	1,216,000
Series 2014 B, 0.09% 6/16/14, CP	7,044,000	7,044,000
Other Municipal Debt - continued
	Principal Amount	Value
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series B, 0.08% 4/2/14, CP	$ 1,206,000	$ 1,206,000
0.1% 3/17/14, CP	650,000	650,000
		10,616,000
TOTAL OTHER MUNICIPAL DEBT (Cost $100,578,712)		100,578,712
Investment Company - 9.9%

Fidelity Tax-Free Cash Central Fund, 0.03% (b) (Cost $40,744,000)	40,744,000	40,744,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $410,937,712)		410,937,712
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,566,153
NET ASSETS - 100%		$ 412,503,865
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,700,000 or 4.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.08% 3/31/14, VRDN	2/14/92	$ 6,900,000
Port Auth. of New York & New Jersey Series 1997 1, 0.08% 3/31/14, VRDN	8/9/02	$ 8,900,000
Port Auth. of New York & New Jersey Series 1997 2, 0.08% 3/31/14, VRDN	9/15/97	$ 3,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 3,959
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2014, the cost of investment securities for income tax purposes was $410,937,712.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2014

1.814096.109

CTM-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 52.4%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 3/7/14, VRDN (a)(c)	$ 1,100,000	$ 1,100,000
Connecticut - 43.0%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.08% 3/7/14 (Liquidity Facility Bank of America NA) (a)(d)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.03% 3/7/14, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.36% 3/7/14, LOC RBS Citizens NA, VRDN (a)(c)	5,000,000	5,000,000
Series 2004 B, 0.31% 3/7/14, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series MT 842, 0.03% 3/7/14 (Liquidity Facility Bank of America NA) (a)(d)	6,615,000	6,615,000
Series Putters 3996, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 4382, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,630,000	6,630,000
Series B, 0.02% 3/7/14 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,250,000	3,250,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Choate Rosemary Hall Proj.) Series D, 0.05% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	2,050,000	2,050,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	13,980,000	13,980,000
(Gaylord Hosp. Proj.) Series B, 0.09% 3/7/14, LOC Bank of America NA, VRDN (a)	15,970,000	15,970,000
(Greenwich Hosp. Proj.) Series C, 0.04% 3/7/14, LOC Bank of America NA, VRDN (a)	33,235,000	33,235,000
(Griffin Hosp. Proj.) Series C, 0.02% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	19,825,000	19,825,000
(Hamden Hall Country Day School Proj.) Series A, 0.17% 3/7/14, LOC RBS Citizens NA, VRDN (a)	17,035,000	17,035,000
(Hosp. for Spl. Care Proj.) Series E, 0.03% 3/7/14, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,850,000	5,850,000
(Masonicare Corp. Proj.) Series C, 0.05% 3/7/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	71,965,000	71,965,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Ridgefield Academy Proj.) Series A, 0.05% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	$ 10,200,000	$ 10,200,000
(Sacred Heart Univ. Proj.) Series F, 0.06% 3/7/14, LOC Bank of America NA, VRDN (a)	18,605,000	18,605,000
(Trinity College Proj.) Series L, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	10,145,000	10,145,000
(Wesleyan Univ. Proj.) Series H, 0.03% 3/7/14, VRDN (a)	5,705,000	5,705,000
(Yale Univ. Proj.):
Series T2, 0.02% 3/7/14, VRDN (a)	6,300,000	6,300,000
Series U1, 0.02% 3/7/14, VRDN (a)	33,040,000	33,040,000
Series U2, 0.02% 3/7/14, VRDN (a)	10,560,000	10,560,000
Series V1, 0.02% 3/3/14, VRDN (a)	5,865,000	5,865,000
Series V2, 0.01% 3/3/14, VRDN (a)	5,445,000	5,445,000
Series X2, 0.02% 3/7/14, VRDN (a)	25,015,000	25,015,000
Series Y3, 0.02% 3/3/14, VRDN (a)	2,250,000	2,250,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	21,280,000	21,280,000
Series K2, 0.03% 3/7/14, LOC JPMorgan Chase Bank, VRDN (a)	8,450,000	8,450,000
Series L1, 0.04% 3/7/14, LOC Bank of America NA, VRDN (a)	46,850,000	46,850,000
Series L2, 0.04% 3/7/14, LOC Bank of America NA, VRDN (a)	40,730,000	40,730,000
Participating VRDN:
Series BA 08 1080, 0.05% 3/7/14 (Liquidity Facility Bank of America NA) (a)(d)	13,114,000	13,114,000
Series BBT 08 17, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,095,000	10,095,000
Series BBT 08 32, 0.03% 3/7/14 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	14,260,000	14,260,000
Series EGL 7 05 3031, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(d)	51,400,000	51,400,000
Series MS 06 1884, 0.03% 3/7/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,670,000	2,670,000
Series Putters 2862, 0.03% 3/3/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series Putters 3363, 0.04% 3/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,630,000	5,630,000
Series ROC II R 11854, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(d)	12,910,000	12,910,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Solar 07 27, 0.03% 3/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	$ 25,410,000	$ 25,410,000
Series 2007 B, 0.05% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	12,160,000	12,160,000
Series 2007 D, 0.09% 3/7/14, LOC Bank of America NA, VRDN (a)	10,470,000	10,470,000
Series 2011 B, 0.05% 3/7/14, LOC Bank of America NA, VRDN (a)	51,090,000	51,090,000
Series 2013 H, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	6,000,000	6,000,000
Series 2013 O, 0.04% 3/7/14, LOC Wells Fargo Bank NA, VRDN (a)	50,000,000	50,000,000
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.02% 3/7/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	10,375,000	10,375,000
Series 2010, 0.03% 3/7/14, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,900,000	3,900,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.03% 3/7/14, LOC TD Banknorth, NA, VRDN (a)	13,200,000	13,200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN:
Series MS 3347, 0.03% 3/7/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,500,000	2,500,000
Series ROC II R 14073, 0.03% 3/7/14 (Liquidity Facility Citibank NA) (a)(d)	8,000,000	8,000,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.03% 3/7/14, LOC Freddie Mac, VRDN (a)(c)	31,295,000	31,295,000
		816,419,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 3/7/14, VRDN (a)	500,000	500,000
Series 2010 B1, 0.3% 3/7/14, VRDN (a)	2,800,000	2,800,000
		3,300,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.34% 3/7/14, VRDN (a)(c)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.14% 3/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(c)	$ 800,000	$ 800,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 3/7/14, VRDN (a)	300,000	300,000
Series 2012 A, 0.2% 3/7/14, VRDN (a)(c)	1,100,000	1,100,000
		1,400,000
New York - 0.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 3/7/14, LOC KeyBank NA, VRDN (a)	2,200,000	2,200,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.27% 3/7/14, LOC RBS Citizens NA, VRDN (a)	2,700,000	2,700,000
		4,900,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 3/7/14, LOC Cr. Industriel et Commercial, VRDN (a)	1,700,000	1,700,000
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.14% 3/7/14, VRDN (a)	4,200,000	4,200,000
Puerto Rico - 8.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.1% 3/7/14, LOC Bank of Nova Scotia, VRDN (a)	69,050,000	69,050,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.07% 3/7/14, LOC Barclays Bank PLC, VRDN (a)	83,770,000	83,770,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 46, 0.14% 3/7/14 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,400,000	2,400,000
		155,220,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.28% 3/3/14, VRDN (a)	400,000	400,000
Series 2004, 0.45% 3/7/14, VRDN (a)(c)	100,000	100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2009 A, 0.28% 3/3/14, VRDN (a)	$ 1,400,000	$ 1,400,000
Series 2010 C, 0.28% 3/3/14, VRDN (a)	1,320,000	1,320,000
		3,220,000
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.22% 3/7/14, VRDN (a)(c)	1,200,000	1,200,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 3/7/14, VRDN (a)	400,000	400,000
		1,600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $994,959,000)		994,959,000
Other Municipal Debt - 31.4%

Connecticut - 31.2%
Berlin Gen. Oblig. BAN 1% 5/23/14	9,259,000	9,276,331
Bethel Gen. Oblig. BAN 1% 5/14/14	8,765,000	8,779,212
Bloomfield Gen. Oblig. BAN 1.25% 10/31/14	5,000,000	5,035,092
Branford Gen. Oblig. BAN 1% 8/14/14	2,535,000	2,544,202
Brookfield Gen. Oblig. BAN Series 2013, 1.25% 11/20/14	4,630,000	4,665,427
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 1999, 0.3% tender 3/5/14, CP mode	9,350,000	9,350,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	12,750,000	13,267,237
Series 2001 C, 5.5% 12/15/14	7,000,000	7,295,437
Series 2004 A, 5% 3/1/14	1,300,000	1,300,000
Series 2004 B, 5% 6/1/14	7,790,000	7,886,182
Series 2004 C, 5% 4/1/14	4,885,000	4,905,043
Series 2007 B, 5% 5/1/14	600,000	604,846
Series 2007 C:
0.26% 9/15/14 (a)	250,000	250,098
5% 6/1/14	2,500,000	2,530,386
Series 2007 E, 5% 3/15/14	3,315,000	3,321,117
Series 2008 A, 3.5% 4/15/14	1,605,000	1,611,575
Series 2009 B, 5% 3/1/14	2,000,000	2,000,000
Series 2010 C, 5% 12/1/14	8,750,000	9,069,575
Series 2011 A, 0.33% 5/15/14 (a)	4,000,000	4,002,222
Series 2012 A, 0.25% 4/15/14 (a)	22,000,000	22,005,647
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2012 F, 4% 9/15/14	$ 7,705,000	$ 7,863,653
Series 2013 A, 0.02% 3/1/14 (a)	20,000,000	20,000,000
Series 2013 C, 2% 7/15/14	10,000,000	10,067,841
Series 2013 D, 0.12% 8/15/14 (a)	2,500,000	2,500,000
Series 2013 E, 1% 8/15/14	5,000,000	5,018,484
Series WF 11 89C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	23,100,000	23,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Yale Univ. Proj.):
Series S1, 0.05% tender 3/12/14, CP mode	15,000,000	15,000,000
Series S2:
0.06% tender 3/27/14, CP mode	38,000,000	38,000,000
0.06% tender 4/3/14, CP mode	13,640,000	13,640,000
Series 2010 A4, 5%, tender 2/12/15 (a)	1,000,000	1,045,971
Series 2013 N, 5% 11/1/14	2,350,000	2,424,924
Series Floaters 13 TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	29,200,000	29,200,000
Connecticut Hsg. Fin. Auth. Bonds Series 2012 D1, 0.75% 5/15/14	650,000	650,683
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 A, 5% 12/1/14	3,750,000	3,885,730
Series 2011 A, 5% 12/1/14	135,000	139,740
Series 2011 B, 5% 12/1/14	8,935,000	9,261,913
Series 2013 A, 2% 10/1/14	18,570,000	18,768,066
Danbury Gen. Oblig. BAN 1.5% 7/25/14	10,000,000	10,052,801
East Lyme Gen. Oblig. BAN 1% 7/24/14	5,120,000	5,136,235
Easton Gen. Oblig. BAN 1.25% 7/2/14	7,372,000	7,397,758
Fairfield Gen. Oblig.:
BAN 1.25% 7/18/14	15,000,000	15,061,691
Bonds 3.375% 7/15/14	1,090,000	1,102,872
Greenwich Gen. Oblig. BAN 1% 1/22/15	65,000,000	65,505,682
Guilford Gen. Oblig. BAN 1% 8/12/14	10,000,000	10,037,727
Hartford County Metropolitan District Bonds Series 2013 A, 2% 4/1/14	1,000,000	1,001,526
Hartford County Metropolitan District Gen. Oblig.:
BAN:
1.25% 3/25/14	15,500,000	15,511,559
1.25% 3/25/14	18,800,000	18,814,019
Bonds Series 2010, 3% 4/1/14	1,080,000	1,082,619
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 1.25% 1/7/15	7,825,000	7,896,431
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Gen. Oblig. BAN 1% 3/18/14	$ 18,300,000	$ 18,306,908
New Milford Gen. Oblig. BAN 1.25% 7/24/14	11,935,000	11,985,158
Redding Gen. Oblig. BAN 1% 9/18/14	5,638,000	5,663,986
Rocky Hill Gen. Oblig. BAN Series 2013, 1% 5/15/14	4,100,000	4,106,578
Seymour Gen. Oblig. BAN 2% 7/31/14	2,785,000	2,805,410
Southington Gen. Oblig. BAN 1% 1/27/15	20,000,000	20,154,325
Stamford Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/14	1,590,000	1,615,320
Series 2013 C, 3% 7/1/14	5,000,000	5,047,742
Thomaston Gen. Oblig. BAN 1.5% 5/8/14	3,850,000	3,858,868
Trumbull Gen. Oblig. BAN 1.25% 9/5/14	9,521,000	9,572,338
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2010 A, 5% 2/15/15	1,200,000	1,255,765
Series 2013 A, 2% 8/15/14	2,880,000	2,903,816
Watertown Gen. Oblig. BAN 1.5% 3/27/14	6,700,000	6,706,284
Windsor Locks Gen. Oblig. BAN 1.25% 7/1/14	3,000,000	3,010,533
Wolcott Gen. Oblig. BAN 1.25% 10/23/14	12,325,000	12,402,832
Woodbridge Gen. Oblig. BAN 1.25% 7/24/14	5,655,000	5,678,131
		593,941,548
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Proj.) Series 2001 B, 0.25% tender 3/5/14, CP mode (c)	2,800,000	2,800,000
TOTAL OTHER MUNICIPAL DEBT (Cost $596,741,548)		596,741,548
Investment Company - 16.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.04% (b)(f) (Cost $317,634,997)	317,634,997	317,634,997
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,909,335,545)		1,909,335,545
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,064,552)
NET ASSETS - 100%		$ 1,899,270,993
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,300,000 or 2.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Bonds Series WF 11 89C, 0.17%, tender 5/29/14 (Liquidity Facility Wells Fargo Bank NA)	8/4/11 - 7/5/12	$ 23,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series Floaters 13 TP, 0.2%, tender 6/12/14 (Liquidity Facility Wells Fargo & Co.)	4/2/08 - 9/5/12	$ 29,200,000
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 28,351
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 28, 2014, the cost of investment securities for income tax purposes was $1,909,335,545.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014